Other assets - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid expenses		$ 11,203
Intangible assets	2,993	6,538
Investment in affiliate	525	784
Capital assets	505
Other	7,538	5,229
Other assets	71,561	88,754
Deposit account over which lessor has first priority interest [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash	60,000	60,000
Escrow Under Credit Facility Arrangement [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash		$ 5,000